Non-controlling interests	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [abstract]
Non-controlling interests
12. Non-controlling interests
The following table summarizes the information relating to each of the Company’s subsidiaries that has material non-controlling interests (“NCI”). The amounts disclosed for each subsidiary are based on those included in the consolidated financial statements before inter-company eliminations.

December 31, 2018	Hellas	Deva
NCI percentage	5%	19.5%

Current assets	$78,308	$2,177
Non-current assets	1,846,952	414,330
Current liabilities	(1,212,864)	(246,089)
Non-current liabilities	(160,765)	(43,581)
Net assets	551,631	126,837
Carrying amount of NCI	$17,619	$44,169

Revenue	110,487	—
Net loss	(298,272)	(14,100)
Total comprehensive loss	(298,272)	(14,100)
Loss allocated to NCI	(14,913)	(2,750)
Dividends paid to NCI	—	—

Cash flows from operating activities	(66,135)	(16,695)
Cash flows from investing activities	(80,306)	(419)
Cash flows from financing activities	133,520	15,218
Net decrease in cash and cash equivalents	$(12,921)	$(1,896)

December 31, 2017	Hellas	Deva
NCI percentage	5%	19.5%

Current assets	$72,454	$4,958
Non-current assets	2,143,089	413,989
Current liabilities	(1,113,471)	(234,386)
Non-current liabilities	(291,447)	(43,623)
Net assets	810,625	140,938
Carrying amount of NCI	$31,732	$46,919

Revenue	51,152	—
Net loss	(62,365)	(42,632)
Total comprehensive loss	(62,365)	(42,632)
Loss allocated to NCI	(3,118)	(8,314)
Dividends paid to NCI	—	—

Cash flows from operating activities	(9,253)	(51,328)
Cash flows from investing activities	(181,116)	(2,007)
Cash flows from financing activities	172,431	53,007
Net decrease in cash and cash equivalents	$(17,938)	$(328)

Net earnings or loss allocated to NCI in the consolidated statement of operations includes $84 related to non-material subsidiaries (2017 – $21, including NCI in discontinued operations). The carrying value of the NCI related to non-material subsidiaries is $1,626 (2017 – $1,289).